Related Party Transactions (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Jul. 20, 2021	May 26, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Interest expense on related party convertible notes				$ 34,926	$ 202,112
Interest expense recognized			$ 359,986	417,983
OK Biltong Facility, LLC. [Member]
Related Party Transaction [Line Items]
Total purchase price		$ 7,500,000
Transaction date		May 26, 2021
Related Party Convertible Note [Member]
Related Party Transaction [Line Items]
Non-cash compensation expense				1,700,869
Related Party Manufacturer [Member]
Related Party Transaction [Line Items]
Purchase goods from related party			135,813
Balance owed to related party			$ 0	70,482
Related Party Manufacturer [Member] | Board Of Directors [Member]
Related Party Transaction [Line Items]
Purchase goods from related party				258,401
Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest expense on related party convertible notes				$ 54,518
Lease Agreement [Member]
Related Party Transaction [Line Items]
Lease terms			In connection with the consummation of the Sale and Leaseback Transaction, the Company entered into a lease agreement (the “Lease Agreement”) with Buyer pursuant to which the Company leased back the Real Property from Buyer for an initial term of twelve (12) years unless earlier terminated or extended in accordance with the terms of the Lease Agreement. Under the Lease Agreement, the Company’s financial obligations include base rent of approximately $60,000 per month, which rent will increase on an annual basis at two percent (2%) over the initial term and two-and-a-half percent (2.5%) during any extension term. The Company is also responsible for all monthly expenses related to the leased facility, including insurance premiums, taxes and other expenses, such as utilities. Under the Lease Agreement, the Company has three (3) options to extend the term of the lease by five (5) years for each such option and a one-time right and option to purchase the Real Property at a price that escalates over time and, if Buyer decides to sell the Real Property, the Company has a right of first refusal to purchase the Real Property on the same terms offered to any third party.	In connection with the consummation of the Sale and Leaseback Transaction, the Company entered into a lease agreement (the “Lease Agreement”) with Buyer pursuant to which the Company leased back the Real Property from Buyer for an initial term of twelve (12) years unless earlier terminated or extended in accordance with the terms of the Lease Agreement. Under the Lease Agreement, the Company’s financial obligations include base rent of approximately $60,000 per month, which rent will increase on an annual basis at two percent (2%) over the initial term and two-and-a-half percent (2.5%) during any extension term. The Company is also responsible for all monthly expenses related to the leased facility, including insurance premiums, taxes and other expenses, such as utilities.
Initial term		12 years
Base rent		$ 60,000
Percentage of increase in base rent over initial term		2.50%
Options to extend term			Under the Lease Agreement, the Company has three (3) options to extend the term of the lease by five (5) years for each such option	Under the Lease Agreement, the Company has three (3) options to extend the term of the lease by five (5) years for each such option and a one-time right and option to purchase the Real Property at a price that escalates over time and, if Buyer decides to sell the Real Property, the Company has a right of first refusal to purchase the Real Property on the same terms offered to any third party.
Extended term		5 years
Percentage of increase in base rent		2.00%
Certain Members and Officers [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Debt instrument, principal amount				$ 1,650,000
Loan receivable forgiven	$ 1,650,000
Accrued interest	$ 50,869